Biological assets - Additional information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Biological assets
Change in fair value of biological assets	$ 48,338	$ 31,701	$ (35,487)